Environmental Provisions (Tables)	12 Months Ended
Dec. 31, 2016
Environmental Remediation Obligations [Abstract]
Schedule of Environment Provisions
The environmental provisions as of December 31, 2016 and 2015 were as follows:

(in US$ millions)	2016	2015
ATPC Terminal N.V. (Belgium)	4.4	4.8
Eurotank Amsterdam B.V. (The Netherlands)	13.6	15.0
Total provision	18.0	19.8